Segments	12 Months Ended
Dec. 31, 2022
Segments [Abstract]
SEGMENTS

NOTE 19 – SEGMENTS:

The Group identified nine operating segments as follows: medical, e-commerce, online advertising and internet traffic routing, online event management, safety systems for commercial drones, visualization and AI based solutions, energy efficiency technology, electric vehicles and corporate (see note 1a). The Company concluded that the medical, electric vehicles, safety systems for commercial drones, visualization and AI based solutions and energy efficiency technology segments are not “reportable segments” as defined in IFRS 8, Operating Segments. As such, these segments were combined and disclosed under “Others”.

The CODM measures and evaluates the operating performance of the Group’s segments based on operating loss (income), assets and liabilities.

The table set forth other information of the Group:

	December 31, 2022
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

Total segments’ assets	19,478	15,667	50,999	3,208	*11,368	(3,069)	97,651

Total segments’ liabilities	(1,198)	(5,025)	(33,203)	(3,244)	(952)	660	(42,962)

*	Includes an investment accounted for using the equity method of USD 9,375 thousand in relation to ScoutCam and an investment accounted for using the equity method of USD 976 thousand in relation to Paraziro. For additional information in relation to assets and liabilities of ScoutCam and Paraziro refer to note 4C and 4M.

The table set forth the operating results of the Group:

	Year ended December 31, 2022
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

External revenue	-	5,859	83,534	2,465	-	-	91,858

Segment results – operating income (loss)	(7,301)	(4,510)	2,341 *	(748)	(2,829)**	(736)	(13,783)

Non-operating income (loss)	(167)	3,619	(731)	(30)	137	3,166	5,994

Finance income (loss)	(224)	(520)	(1,100)	(539)	(8)	82	(2,309)

Profit (Loss) before taxes on income	(7,692)	(1,410)	510	(1,317)	(2,700)	2,512	(10,097)

Tax benefit (expense) on income	(5)	5	(310)	-	10	189	(111)

Segment results – profit (loss)	(7,697)	(1,405)	200	(1,317)	(2,690)	2,701	(10,208)

*	Includes equity loss of USD 215 thousand in relation to Gix Internet for the two months period until February 28, 2022. For the operating results of Gix Internet, refer to note 4F.

**	Includes equity loss of USD 1,360 thousand in relation to ScoutCam and equity loss of USD 615 thousand in relation to Paraziro. For the operating results of Scoutcam and Paraziro, refer to note 4C and 4M.

The table set forth other information of the Group: (continued)

	December 31, 2021
	Corporate	E-commerce	Online Event Management		Others		Adjustments and eliminations	Total
	USD in thousands

Total segments’ assets	33,695	7,412	9,357	*	11,692	**	(2,926)	59,730

Total segments’ liabilities	(1,571)	(6,159)	(4,282)		(399)		4,114	(8,297)

*	Includes an investment accounted for using the equity method of USD 4,867 thousand in relation to Gix Internet. For additional information in relation to assets and liabilities of Gix Internet refer to note 4F.

**	Includes an investment accounted for using the equity method of USD 10,735 thousand in relation to ScoutCam. For additional information in relation to assets and liabilities of ScoutCam refer to note 4C.

The table set forth the operating results of the Group:

	Year ended December 31, 2021
	Corporate	E-commerce	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

External revenue	2,400	6,509	1,185	24	-	10,118

Segment results – operating income (loss)	(2,271)	(932)	(3,229)*	(3,531)**	68	(9,895)

Non-operating income	2,509	-	-	494	11,390 ***	14,393

Finance income (loss)	555	(629)	(206)	(15)	(52)	(347)

Profit (Loss) before taxes on income	793	(1,561)	(3,435)	(3,052)	11,406	4,151

Tax benefit (expense) on income	-	21	-	-	(126)	(105)

Segment results – profit (loss)	793	(1,540)	(3,435)	(3,052)	11,280	4,046

*	Includes equity loss of USD 823 thousand in relation to Gix Internet. For the operating results of Gix Internet, refer to note 4F.

**	Includes equity loss of USD 1,402 thousand in relation to ScoutCam. For the operating results of Scoutcam, refer to note 4C.

***	Includes gain of USD 11,465 thousand upon loss of control in ScoutCam, refer to note 4C.